Exhibit 99
MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:
1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on August 16, 2010 and covers activity from June 25, 2010 through July 25, 2010.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of August.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer
By:	/s/ Mark C. Simner
	Name:	Mark C. Simner
	Title:	Vice President ABS Operations

A. Trust Activity

Trust Totals
Record Date	July 31, 2010
Number of days in Monthly Period	31
Beginning Number of Accounts	27,513,699
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	32,405,728,027.71
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Balance	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	32,405,728,027.71
Finance Charge Collections (excluding Recoveries)	544,510,864.27
Collections of Discount Option Receivables	112,574,500.73
Recoveries	26,834,993.49
Total Collections of Finance Charge Receivables	683,920,358.49
Total Collections of Principal Receivables	9,302,747,070.71
Monthly Payment Rate	27.7811%
Defaulted Amount	176,341,714.91
Annualized Default Rate	6.4006%
Annualized Default Rate, Net of Recoveries	5.4265%
Trust Portfolio Yield	18.4422%
New Principal Receivables	9,512,413,118.35
Ending Number of Accounts	27,461,128
Ending Principal Receivables Balance	32,439,052,360.44
Ending Required Minimum Principal Balance	24,950,931,960.00
Ending Transferor Amount	9,120,424,360.44
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	32,439,052,360.44

B. Series Allocations

			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
	Invested	Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount
Group 1

2006-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.14%	14,664,678.35	575,398.21	199,470,291.96	3,781,134.01
2009-D-I	20,834,000	20,834,000.00	0.00	1,458,380.00	0.09%	611,047.82	23,975.69	8,311,528.13	157,552.29

Total	520,834,000.00	520,834,000.00	0.00	36,458,380.00	2.23%	15,275,726.17	599,373.90	207,781,820.09	3,938,686.30
Group 2

2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	1.72%	11,731,742.68	460,318.57	159,576,233.57	3,024,907.21
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	2.57%	17,597,614.02	690,477.85	239,364,350.36	4,537,360.81
2005-4	500,000,000	500,000,000.00	0.00	35,000,000.00	2.14%	14,664,678.35	575,398.21	199,470,291.96	3,781,134.01
2005-7	700,000,000	700,000,000.00	0.00	49,000,000.00	3.00%	20,530,549.69	805,557.49	279,258,408.75	5,293,587.62
2005-8	500,000,000	500,000,000.00	0.00	35,000,000.00	2.14%	14,664,678.35	575,398.21	199,470,291.96	3,781,134.01
2006-B	700,000,000	700,000,000.00	0.00	49,000,000.00	3.00%	20,530,549.69	805,557.49	279,258,408.75	5,293,587.62
2006-1	1,000,000,000	1,000,000,000.00	0.00	70,000,000.00	4.29%	29,329,356.71	1,150,796.41	398,940,583.93	7,562,268.02
2006-3	600,000,000	600,000,000.00	0.00	42,000,000.00	2.57%	17,597,614.02	690,477.85	239,364,350.36	4,537,360.81
2007-1	500,000,000	500,000,000.00	0.00	35,000,000.00	2.14%	14,664,678.35	575,398.21	199,470,291.96	3,781,134.01
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.14%	14,664,678.35	575,398.21	199,470,291.96	3,781,134.01
2007-5	500,000,000	500,000,000.00	0.00	35,000,000.00	2.14%	14,664,678.35	575,398.21	199,470,291.96	3,781,134.01
2007-7	900,000,000	900,000,000.00	0.00	63,000,000.00	3.86%	26,396,421.03	1,035,716.77	359,046,525.53	6,806,041.22
2007-8	1,200,000,000	1,200,000,000.00	0.00	84,000,000.00	5.15%	35,195,228.05	1,380,955.70	478,728,700.71	9,074,721.63
2008-1	2,875,000,000	2,875,000,000.00	0.00	201,250,000.00	12.33%	84,321,900.53	3,308,539.69	1,146,954,178.79	21,741,520.57
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	5.85%	39,994,625.32	1,569,269.72	544,010,539.99	10,312,196.05
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	2.61%	17,830,958.39	699,633.58	242,538,321.64	4,597,526.22
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	3.90%	26,663,054.22	1,046,178.66	362,673,294.38	6,874,789.80
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	6.58%	44,993,902.16	1,765,426.42	612,011,159.34	11,601,207.32
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	2.56%	17,497,659.58	686,555.93	238,004,760.85	4,511,588.61
2008-8	738,637,000	738,637,000.00	0.00	51,704,590.00	3.17%	21,663,748.05	850,020.81	294,672,276.09	5,585,770.97
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	2.68%	18,330,847.94	719,247.76	249,337,864.95	4,726,417.52
2009-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	5.20%	35,550,758.51	1,394,905.65	483,564,658.47	9,166,391.44
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	6.50%	44,438,521.46	1,743,634.94	604,456,820.44	11,458,008.21
2010-1	1,030,304,000	1,030,304,000.00	0.00	72,121,280.00	4.42%	30,218,153.53	1,185,670.15	411,030,079.38	7,791,435.00
2009-D-II	1,190,208,000	1,190,208,000.00	0.00	83,314,560.00	5.10%	34,908,034.99	1,369,687.10	474,822,274.52	9,000,671.90
Total	22,797,794,000.00	22,797,794,000.00	0.00	1,595,845,580.00	97.77%	668,644,632.32	26,235,619.59	9,094,965,250.60	172,403,028.60
Trust	23,318,628,000.00	23,318,628,000.00	0.00	1,632,303,960.00	100.00%	683,920,358.49	26,834,993.49	9,302,747,070.69	176,341,714.90

C. Group Allocations (1)

								Reallocated
		Investor						Investor	Investment
		Finance	Investor	Investor	Investor	Investor		Finance	Funding
		Charge	Monthly	Default	Monthly	Additional		Charge	Account	Available
	Invested Amount	Collections	Interest	Amount	Fees	Amounts	Total	Collections	Proceeds	Excess
Group 1
2006-2	500,000,000.00	10,552,460.94	2,242,500.00	2,720,841.74	833,333.33	0.00	5,796,675.07	10,552,460.94	0.00	4,755,785.87

Total	500,000,000.00	10,552,460.94	2,242,500.00	2,720,841.74	833,333.33	0.00	5,796,675.07	10,552,460.94	0.00	4,755,785.87

Group 2
2004-2	400,000,000.00	8,441,968.75	203,000.89	2,176,673.39	666,666.67	0.00	3,046,340.95	8,210,115.00	0.00	5,163,774.05
2005-2	600,000,000.00	12,662,953.13	261,088.00	3,265,010.09	1,000,000.00	0.00	4,526,098.09	12,271,759.17	0.00	7,745,661.08
2005-4	500,000,000.00	10,552,460.94	202,640.00	2,720,841.74	833,333.33	0.00	3,756,815.07	10,211,532.63	0.00	6,454,717.56
2005-7	700,000,000.00	14,773,445.31	284,069.33	3,809,178.44	1,166,666.67	0.00	5,259,914.44	14,296,519.03	0.00	9,036,604.59
2005-8	500,000,000.00	10,552,460.94	181,528.89	2,720,841.74	833,333.33	0.00	3,735,703.96	10,190,421.52	0.00	6,454,717.56
2006-1	1,000,000,000.00	21,104,921.88	357,057.78	5,441,683.48	1,666,666.67	0.00	7,465,407.93	20,374,843.06	0.00	12,909,435.13
2006-3	600,000,000.00	12,662,953.13	208,981.33	3,265,010.09	1,000,000.00	0.00	4,473,991.42	12,219,652.50	0.00	7,745,661.08
2006-B	700,000,000.00	14,773,445.31	256,162.66	3,809,178.44	1,166,666.67	0.00	5,232,007.77	14,268,612.36	0.00	9,036,604.59
2007-1	500,000,000.00	10,552,460.94	169,840.00	2,720,841.74	833,333.33	0.00	3,724,015.07	10,178,732.63	0.00	6,454,717.56
2007-2	500,000,000.00	10,552,460.94	185,595.56	2,720,841.74	833,333.33	0.00	3,739,770.63	10,194,488.19	0.00	6,454,717.56
2007-5	500,000,000.00	10,552,460.94	177,040.01	2,720,841.74	833,333.33	0.00	3,731,215.08	10,185,932.64	0.00	6,454,717.56
2007-7	900,000,000.00	18,994,429.69	328,672.00	4,897,515.13	1,500,000.00	0.00	6,726,187.13	18,344,678.74	0.00	11,618,491.61
2007-8	1,200,000,000.00	25,325,906.26	776,469.33	6,530,020.18	2,000,000.00	0.00	9,306,489.51	24,797,811.66	0.00	15,491,322.15
2008-1	2,875,000,000.00	60,676,650.41	2,488,318.89	15,644,840.01	4,791,666.67	0.00	22,924,825.57	60,039,451.56	0.00	37,114,625.99
2008-2	1,363,638,000.00	28,779,473.46	2,401,206.65	7,420,486.38	2,272,730.00	0.00	12,094,423.03	29,698,219.33	0.00	17,603,796.30
2008-4	607,956,000.00	12,830,863.89	1,204,671.13	3,308,304.12	1,013,260.00	0.00	5,526,235.25	13,374,603.79	0.00	7,848,368.54
2008-5	909,091,000.00	19,186,294.54	1,092,881.14	4,946,985.48	1,515,151.66	0.00	7,555,018.28	19,290,869.57	0.00	11,735,851.29
2008-6	1,534,091,000.00	32,376,870.71	2,528,782.21	8,348,037.66	2,556,818.33	0.00	13,433,638.20	33,237,886.44	0.00	19,804,248.24
2008-7	596,592,000.00	12,591,027.56	983,285.89	3,246,464.83	994,320.00	0.00	5,224,070.72	12,925,736.44	0.00	7,701,665.72
2008-8	738,637,000.00	15,589,193.98	1,200,822.35	4,019,428.76	1,231,061.66	0.00	6,451,312.77	15,986,699.20	0.00	9,535,704.23
2008-9	625,000,000.00	13,190,576.17	1,212,883.33	3,401,052.18	1,041,666.67	0.00	5,655,602.18	13,723,999.13	0.00	8,068,396.95
2009-1	1,212,122,000.00	25,581,740.12	3,627,975.45	6,595,984.26	2,020,203.34	0.00	12,244,163.05	27,891,973.38	0.00	15,647,810.33
2009-2	1,515,155,000.00	31,977,227.91	2,567,502.37	8,244,993.94	2,525,258.33	0.00	13,337,754.64	32,897,549.82	0.00	19,559,795.18
2010-1	1,030,304,000.00	21,744,485.43	589,922.48	5,606,588.26	1,717,173.34	0.00	7,913,684.08	21,214,326.73	0.00	13,300,642.65

Total	21,607,586,000.00	456,026,732.34	23,490,397.67	117,581,643.82	36,012,643.33	0.00	177,084,684.82	456,026,414.52	0.00	278,942,047.50

Trust Total	22,107,586,000.00	466,579,193.28	25,732,897.67	120,302,485.56	36,845,976.66	0.00	182,881,359.89	466,578,875.46	0.00	283,697,833.37

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	10,552,460.94	5,796,675.07	4,755,785.87
Group 2	456,026,414.54	177,084,684.82	278,941,729.72

(1)	Neither Series 2009-D-I nor Series 2009-D-II shares in group allocations with other series. Therfore, certain figures set froth in section “B. Series Allocations” above, which include Series 2009-D-I and Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”
D. Trust Performance
Delinquencies:

31-60 Days Delinquent:	250,546,044
61-90 Days Delinquent:	186,291,169
90+ Days Delinquent:	470,617,969
Total 30+ Days Delinquent:	907,455,182
Series 2004-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	555,877,095.82	400,000,000.00	155,877,095.82
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	11,731,742.68	8,441,968.75	3,289,773.93
Collections of Principal Receivables	159,576,233.57	114,828,428.64	44,747,804.93
Defaulted Amount	3,024,907.21	2,176,673.39	848,233.82

Ending Invested Amount / Transferor Amount	556,448,730.35	400,000,000.00	156,448,730.35

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.5109%	0.7109%	1.0109%
Monthly Interest Due	151,692.41	18,958.40	32,350.08	203,000.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	151,692.41	18,958.40	32,350.08	203,000.89
Investor Default Amount	1,817,522.28	163,250.50	195,900.61	2,176,673.39
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,525,881.36	232,208.90	288,250.69	3,046,340.95

Reallocated Investor Finance Charge Collections				8,210,115.00
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.7597%
Base Rate				2.4799%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	151,692.41	18,958.40	32,350.08	203,000.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	151,692.41	18,958.40	32,350.08	203,000.89
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.45
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.45
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.63
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.63
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,196,124.14
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$32,350.08
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,163,774.06

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$6,855,446.03
a. Class A Monthly Interest:	$151,692.41
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,817,522.28
e. Excess Spread:	$4,886,231.34
2. Class B Available Funds:	$615,758.63
a. Class B Monthly Interest:	$18,958.40
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$596,800.23
3. Collateral Available Funds:	$738,910.35
a. Excess Spread:	$738,910.35
4. Total Excess Spread:	$6,221,941.92

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2004-2 Allocable Principal Collections:	$159,576,233.57
3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$114,828,428.64
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$114,828,428.64
6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,176,673.39
8. Available Principal Collections (total of items 5., 6. & 7.):	$117,005,102.03

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$36,000,000.00
2. Required Collateral Invested Amount:	$36,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$117,005,102.03

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2.
1. Excess Spread:	$6,221,941.92
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$163,250.50
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$32,350.08
9. Applied to unpaid Monthly Servicing Fee:	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$195,900.61
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,163,774.06

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2.
1. Excess Spread:	$6,221,941.92
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$163,250.50
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$32,350.08
10. Applied to unpaid Monthly Servicing Fee:	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$195,900.61
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,163,774.06

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4799%
b. Prior Monthly Period:	2.6155%
c. Second Prior Monthly Period:	2.6725%
2. Three Month Average Base Rate:	2.5893%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.7597%
b. Prior Monthly Period:	18.8752%
c. Second Prior Monthly Period:	17.4684%
4. Three Month Average Series Adjusted Portfolio Yield:	18.0344%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	833,815,643.73	600,000,000.00	233,815,643.73
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	17,597,614.02	12,662,953.13	4,934,660.89
Collections of Principal Receivables	239,364,350.36	172,242,642.96	67,121,707.40
Defaulted Amount	4,537,360.81	3,265,010.09	1,272,350.72

Ending Invested Amount / Transferor Amount	834,673,095.53	600,000,000.00	234,673,095.53

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.4409%	0.6209%	0.8309%
Monthly Interest Due	196,365.28	24,837.60	39,885.12	261,088.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	196,365.28	24,837.60	39,885.12	261,088.00
Investor Default Amount	2,726,283.42	244,875.76	293,850.91	3,265,010.09
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,757,648.70	344,713.36	423,736.03	4,526,098.09

Reallocated Investor Finance Charge Collections				12,271,759.17
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.6745%
Base Rate				2.3974%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	196,365.28	24,837.60	39,885.12	261,088.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	196,365.28	24,837.60	39,885.12	261,088.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.39
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.39
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.55
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.55
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,785,546.21
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$39,885.12
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,745,661.09

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,246,918.91
a. Class A Monthly Interest:	$196,365.28
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,726,283.42
e. Excess Spread:	$7,324,270.21
2. Class B Available Funds:	$920,381.94
a. Class B Monthly Interest:	$24,837.60
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$895,544.34
3. Collateral Available Funds:	$1,104,458.33
a. Excess Spread:	$1,104,458.33
4. Total Excess Spread:	$9,324,272.88

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2005-2 Allocable Principal Collections:	$239,364,350.36%
3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$172,242,642.96
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$172,242,642.96
6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,265,010.09
8. Available Principal Collections (total of items 5., 6. & 7.):	$175,507,653.05

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$175,507,653.05

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2.
1. Excess Spread:	$9,324,272.88
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$244,875.76
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$39,885.12
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$293,850.91
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,745,661.09

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2.
1. Excess Spread:	$9,324,272.88
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$244,875.76
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$39,885.12
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$293,850.91
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,745,661.09

O. Yield and Base Rate.

1. Base Rate:
a. Current Monthly Period:	2.3974%
b. Prior Monthly Period:	2.5330%
c. Second Prior Monthly Period:	2.5899%

2. Three Month Average Base Rate:	2.5068%

3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.6745%
b. Prior Monthly Period:	18.7927%
c. Second Prior Monthly Period:	17.3936%

4. Three Month Average Series Adjusted Portfolio Yield:	17.9536%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2005-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	694,846,369.77	500,000,000.00	194,846,369.77
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	14,664,678.35	10,552,460.94	4,112,217.41
Collections of Principal Receivables	199,470,291.96	143,535,535.79	55,934,756.17
Defaulted Amount	3,781,134.01	2,720,841.74	1,060,292.27
Ending Invested Amount / Transferor Amount	695,560,912.94	500,000,000.00	195,560,912.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.4109%	0.5909%	0.7609%

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Monthly Interest Due	152,504.40	19,698.00	30,437.60	202,640.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	152,504.40	19,698.00	30,437.60	202,640.00
Investor Default Amount	2,271,902.85	204,063.13	244,875.76	2,720,841.74
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,120,240.58	286,261.13	350,313.36	3,756,815.07

Reallocated Investor Finance Charge Collections				10,211,532.63
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.6394%
Base Rate				2.3633%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	152,504.40	19,698.00	30,437.60	202,640.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	152,504.40	19,698.00	30,437.60	202,640.00
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.37
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.37
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.53
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.53
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,485,155.17
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$30,437.60
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,454,717.57

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,526,629.75
a. Class A Monthly Interest:	$152,504.40
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,271,902.85
e. Excess Spread:	$6,102,222.50
2. Class B Available Funds:	$765,864.95
a. Class B Monthly Interest:	$19,698.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$746,166.95
3. Collateral Available Funds:	$919,037.94
a. Excess Spread:	$919,037.94
4. Total Excess Spread:	$7,767,427.39

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2005-4 Allocable Principal Collections:	$199,470,291.96
3. Principal Allocation Percentage of Series 2005-4 Allocable Principal Collections:	$143,535,535.79
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$143,535,535.79
6. Shared Principal Collections from other Series allocated to Series 2005-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,720,841.74
8. Available Principal Collections (total of items 5., 6. & 7.):	$146,256,377.53

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$45,000,000.00
2. Required Collateral Invested Amount:	$45,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$146,256,377.53

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.
1. Excess Spread:	$7,767,427.39
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$204,063.13
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$30,437.60
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$244,875.76
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,454,717.57

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-4.
1. Excess Spread:	$7,767,427.39
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$204,063.13
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$30,437.60
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$244,875.76
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,454,717.57

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3633%
b. Prior Monthly Period:	2.4989%
c. Second Prior Monthly Period:	2.5559%
2. Three Month Average Base Rate:	2.4727%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.6394%
b. Prior Monthly Period:	18.7586%
c. Second Prior Monthly Period:	17.3627%
4. Three Month Average Series Adjusted Portfolio Yield:	17.9202%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2005-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	972,784,917.68	700,000,000.00	272,784,917.68
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	20,530,549.69	14,773,445.31	5,757,104.38
Collections of Principal Receivables	279,258,408.75	200,949,750.12	78,308,658.63
Defaulted Amount	5,293,587.62	3,809,178.44	1,484,409.18
Ending Invested Amount / Transferor Amount	973,785,278.12	700,000,000.00	273,785,278.12

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.4109%	0.6109%	0.7509%
Monthly Interest Due	213,506.16	28,510.53	42,052.64	284,069.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	213,506.16	28,510.53	42,052.64	284,069.33
Investor Default Amount	3,180,664.00	285,688.38	342,826.06	3,809,178.44
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,368,336.83	401,698.91	489,878.70	5,259,914.44

Reallocated Investor Finance Charge Collections				14,296,519.03
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.6400%
Base Rate				2.3639%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	213,506.16	28,510.53	42,052.64	284,069.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	213,506.16	28,510.53	42,052.64	284,069.33
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.37
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.37
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.54
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.54
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$9,078,657.23
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$42,052.64
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,036,604.59

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$11,937,593.39
a. Class A Monthly Interest:	$213,506.16
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,180,664.00
e. Excess Spread:	$8,543,423.23
2. Class B Available Funds:	$1,072,238.93
a. Class B Monthly Interest:	$28,510.53
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,043,728.40
3. Collateral Available Funds:	$1,286,686.71
a. Excess Spread:	$1,286,686.71
4. Total Excess Spread:	$10,873,838.34

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2005-7 Allocable Principal Collections:	$279,258,408.75
3. Principal Allocation Percentage of Series 2005-7 Allocable Principal Collections:	$200,949,750.12
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$200,949,750.12
6. Shared Principal Collections from other Series allocated to Series 2005-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,809,178.44
8. Available Principal Collections (total of items 5., 6. & 7.):	$204,758,928.56

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$204,758,928.56

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7.
1. Excess Spread:	$10,873,838.34
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$285,688.38
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$42,052.64
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$342,826.06
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,036,604.59

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-7.
1. Excess Spread:	$10,873,838.34
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$285,688.38
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$42,052.64
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$342,826.06
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,036,604.59

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3639%
b. Prior Monthly Period:	2.4995%
c. Second Prior Monthly Period:	2.5565%
2. Three Month Average Base Rate:	2.4733%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.6400%
b. Prior Monthly Period:	18.7592%
c. Second Prior Monthly Period:	17.3633%
4. Three Month Average Series Adjusted Portfolio Yield:	17.9208%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-8 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	694,846,369.77	500,000,000.00	194,846,369.77
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	14,664,678.35	10,552,460.94	4,112,217.41
Collections of Principal Receivables	199,470,291.96	143,535,535.79	55,934,756.17
Defaulted Amount	3,781,134.01	2,720,841.74	1,060,292.27

Ending Invested Amount / Transferor Amount	695,560,912.94	500,000,000.00	195,560,912.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	2,087,500.00	0.00	0.00	2,087,500.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	2,087,500.00	0.00	0.00	2,087,500.00
Required Reserve Account Amount	2,087,500.00	0.00	0.00	2,087,500.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.3709%	0.5109%	0.6709%
Monthly Interest Due	137,659.96	17,031.33	26,837.60	181,528.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	137,659.96	17,031.33	26,837.60	181,528.89
Investor Default Amount	2,271,902.85	204,063.13	244,875.76	2,720,841.74
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,105,396.14	283,594.46	346,713.36	3,735,703.96

Reallocated Investor Finance Charge Collections				10,190,421.52
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.5897%
Base Rate				2.3152%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	137,659.96	17,031.33	26,837.60	181,528.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	137,659.96	17,031.33	26,837.60	181,528.89
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.33
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.33
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.45
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.45
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$4,394,055.16
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$26,837.60
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,367,217.56

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,509,001.97
a. Class A Monthly Interest:	$137,659.96
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,271,902.85
e. Excess Spread:	$6,099,439.16
2. Class B Available Funds:	$764,281.61
a. Class B Monthly Interest:	$17,031.33
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$747,250.28
3. Collateral Available Funds:	$917,137.94
a. Excess Spread:	$917,137.94
4. Total Excess Spread:	$7,763,827.38

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2005-8 Allocable Principal Collections:	$199,470,291.96
3. Principal Allocation Percentage of Series 2005-8 Allocable Principal Collections:	$143,535,535.79
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$143,535,535.79
6. Shared Principal Collections from other Series allocated to Series 2005-8:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,720,841.74
8. Available Principal Collections (total of items 5., 6. & 7.):	$146,256,377.53

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$45,000,000.00
2. Required Collateral Invested Amount:	$45,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$146,256,377.53

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-8.
1. Excess Spread:	$7,763,827.38
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$204,063.13
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$26,837.60
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$244,875.76
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$2,087,500.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,367,217.56

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-8.
1. Excess Spread:	$7,763,827.38
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$204,063.13
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$26,837.60
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$244,875.76
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$2,087,500.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,367,217.56

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3152%
b. Prior Monthly Period:	2.4508%
c. Second Prior Monthly Period:	2.5077%
2. Three Month Average Base Rate:	2.4245%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.5897%
b. Prior Monthly Period:	18.7104%
c. Second Prior Monthly Period:	17.3191%
4. Three Month Average Series Adjusted Portfolio Yield:	17.8731%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2006-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,389,692,739.54	1,000,000,000.00	389,692,739.54
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	29,329,356.71	21,104,921.88	8,224,434.83
Collections of Principal Receivables	398,940,583.93	287,071,071.60	111,869,512.33
Defaulted Amount	7,562,268.02	5,441,683.48	2,120,584.54

Ending Invested Amount / Transferor Amount	1,391,121,825.88	1,000,000,000.00	391,121,825.88

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.3709%	0.4809%	0.6209%
Monthly Interest Due	275,319.91	32,062.67	49,675.20	357,057.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	275,319.91	32,062.67	49,675.20	357,057.78
Investor Default Amount	4,543,805.71	408,126.26	489,751.51	5,441,683.48
Investor Monthly Fees Due	1,391,666.67	125,000.00	150,000.00	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,210,792.29	565,188.93	689,426.71	7,465,407.93

Reallocated Investor Finance Charge Collections				20,374,843.06
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.5826%
Base Rate				2.3083%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00
Distributions of Interest	275,319.91	32,062.67	49,675.20	357,057.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	275,319.91	32,062.67	49,675.20	357,057.78
Ending Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.33
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.33
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.43
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.43
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$12,959,110.34
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$49,675.20
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,909,435.14

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$17,012,993.96
a. Class A Monthly Interest:	$275,319.91
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,543,805.71
e. Excess Spread:	$12,193,868.34
2. Class B Available Funds:	$1,528,113.23
a. Class B Monthly Interest:	$32,062.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,496,050.56
3. Collateral Available Funds:	$1,833,735.88
a. Excess Spread:	$1,833,735.88
4. Total Excess Spread:	$15,523,654.78

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2006-1 Allocable Principal Collections:	$398,940,583.93
3. Principal Allocation Percentage of Series 2006-1 Allocable Principal Collections:	$287,071,071.60
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$287,071,071.60
6. Shared Principal Collections from other Series allocated to Series 2006-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$5,441,683.48
8. Available Principal Collections (total of items 5., 6. & 7.):	$292,512,755.08

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$90,000,000.00
2. Required Collateral Invested Amount:	$90,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$292,512,755.08

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-1.
1. Excess Spread:	$15,523,654.78
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$408,126.26
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$49,675.20
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$489,751.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,909,435.14

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-1.
1. Excess Spread:	$15,523,654.78
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$408,126.26
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$49,675.20
10. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$489,751.51
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,909,435.14

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3083%
b. Prior Monthly Period:	2.4439%
c. Second Prior Monthly Period:	2.5009%
2. Three Month Average Base Rate:	2.4177%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.5826%
b. Prior Monthly Period:	18.7036%
c. Second Prior Monthly Period:	17.3129%
4. Three Month Average Series Adjusted Portfolio Yield:	17.8664%
5. Is the 3 month average Series Adjusted Portfolio Yield more than 3 month average Base Rate?	Yes
Series 2006-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	694,846,369.77	500,000,000.00	194,846,369.77
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	14,664,678.35	10,552,460.94	4,112,217.41
Collections of Principal Receivables	199,470,291.96	143,535,535.79	55,934,756.17
Defaulted Amount	3,781,134.01	2,720,841.74	1,060,292.27
Ending Invested Amount / Transferor Amount	695,560,912.94	500,000,000.00	195,560,912.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon July 15, 2010 - August 15, 2010	5.3500%	5.5500%	5.6500%
Monthly Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Investor Default Amount	2,380,736.52	149,646.30	190,458.92	2,720,841.74
Investor Monthly Fees Due	729,166.67	45,833.33	58,333.33	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,060,424.02	322,667.13	413,583.92	5,796,675.07

Reallocated Investor Finance Charge Collections				10,552,460.94
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.4422%
Base Rate				7.0167%
Excess Spread Percentage				11.4139%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00
Distributions of Interest	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Ending Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.46
2. The amount of the distribution in respect of Class A Monthly Interest:	$4.46
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$4.63
2. The amount of the distribution in respect of Class B Monthly Interest:	$4.63
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$4,920,577.54
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$164,791.67
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,755,785.87

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,233,403.32
a. Class A Monthly Interest:	$1,950,520.83
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,380,736.52
e. Excess Spread:	$4,902,145.97
2. Class B Available Funds:	$580,385.35
a. Class B Monthly Interest:	$127,187.50
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$453,197.85
3. Collateral Available Funds:	$738,672.27
a. Excess Spread:	$738,672.27
4. Total Excess Spread:	$6,094,016.09

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2006-2 Allocable Principal Collections:	$199,470,291.96
3. Principal Allocation Percentage of Series 2006-2 Allocable Principal Collections:	$143,535,535.79
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$143,535,535.79
6. Shared Principal Collections from other Series allocated to Series 2006-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,720,841.74
8. Available Principal Collections (total of items 5., 6. & 7.):	$146,256,377.53

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$35,000,000.00
2. Required Collateral Invested Amount:	$35,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$146,256,377.53

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-2.
1. Excess Spread:	$6,094,016.09
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$149,646.30
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$164,791.67
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$190,458.92
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,755,785.87

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-I Allocated to Series 2006-2.
1. Excess Spread:	$6,094,016.09
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-I	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$149,646.30
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$164,791.67
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$190,458.92
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,755,785.87

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	7.0167%
b. Prior Monthly Period:	7.4845%
c. Second Prior Monthly Period:	7.7426%
2. Three Month Average Base Rate:	7.4146%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.4422%
b. Prior Monthly Period:	19.4967%
c. Second Prior Monthly Period:	18.0075%
4. Three Month Average Series Adjusted Portfolio Yield:	18.6488%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	833,815,643.73	600,000,000.00	233,815,643.73
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	17,597,614.02	12,662,953.13	4,934,660.89
Collections of Principal Receivables	239,364,350.36	172,242,642.96	67,121,707.40
Defaulted Amount	4,537,360.81	3,265,010.09	1,272,350.72

Ending Invested Amount / Transferor Amount	834,673,095.53	600,000,000.00	234,673,095.53

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.3609%	0.4609%	0.6209%
Monthly Interest Due	160,738.61	18,437.60	29,805.12	208,981.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	160,738.61	18,437.60	29,805.12	208,981.33
Investor Default Amount	2,726,283.42	244,875.76	293,850.91	3,265,010.09
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,722,022.03	338,313.36	413,656.03	4,473,991.42

Reallocated Investor Finance Charge Collections				12,219,652.50
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.5723%
Base Rate				2.2983%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	160,738.61	18,437.60	29,805.12	208,981.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	160,738.61	18,437.60	29,805.12	208,981.33
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.32
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.32
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.41
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.41
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,775,466.21
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$29,805.12
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,745,661.09

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,203,409.84
a. Class A Monthly Interest:	$160,738.61
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,726,283.42
e. Excess Spread:	$7,316,387.81
2. Class B Available Funds:	$916,473.94
a. Class B Monthly Interest:	$18,437.60
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$898,036.34
3. Collateral Available Funds:	$1,099,768.73
a. Excess Spread:	$1,099,768.73
4. Total Excess Spread:	$9,314,192.88

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2006-3 Allocable Principal Collections:	$239,364,350.36
3. Principal Allocation Percentage of Series 2006-3 Allocable Principal Collections:	$172,242,642.96
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$172,242,642.96
6. Shared Principal Collections from other Series allocated to Series 2006-3:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,265,010.09
8. Available Principal Collections (total of items 5., 6. & 7.):	$175,507,653.05

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$175,507,653.05

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-3.
1. Excess Spread:	$9,314,192.88
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$244,875.76
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$29,805.12
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$293,850.91
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,745,661.09

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-3.
1. Excess Spread:	$9,314,192.88
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$244,875.76
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$29,805.12
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$293,850.91
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,745,661.09

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2983%
b. Prior Monthly Period:	2.4339%
c. Second Prior Monthly Period:	2.4909%
2. Three Month Average Base Rate:	2.4077%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.5723%
b. Prior Monthly Period:	18.6936%
c. Second Prior Monthly Period:	17.3039%
4. Three Month Average Series Adjusted Portfolio Yield:	17.8566%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2006-B Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	972,784,917.68	700,000,000.00	272,784,917.68
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	20,530,549.69	14,773,445.31	5,757,104.38
Collections of Principal Receivables	279,258,408.75	200,949,750.12	78,308,658.63
Defaulted Amount	5,293,587.62	3,809,178.44	1,484,409.18

Ending Invested Amount / Transferor Amount	973,785,278.12	700,000,000.00	273,785,278.12

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.3809%	0.4909%	0.6309%
Monthly Interest Due	197,919.49	22,910.53	35,332.64	256,162.66
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	197,919.49	22,910.53	35,332.64	256,162.66
Investor Default Amount	3,180,664.00	285,688.38	342,826.06	3,809,178.44
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,352,750.16	396,098.91	483,158.70	5,232,007.77

Reallocated Investor Finance Charge Collections				14,268,612.36
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.5931%
Base Rate				2.3184%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	197,919.49	22,910.53	35,332.64	256,162.66
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	197,919.49	22,910.53	35,332.64	256,162.66
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.34
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.34
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.44
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.44
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$9,071,937.23
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$35,332.64
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,036,604.59

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$11,914,291.32
a. Class A Monthly Interest:	$197,919.49
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,180,664.00
e. Excess Spread:	$8,535,707.83
2. Class B Available Funds:	$1,070,145.93
a. Class B Monthly Interest:	$22,910.53
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,047,235.40
3. Collateral Available Funds:	$1,284,175.11
a. Excess Spread:	$1,284,175.11
4. Total Excess Spread:	$10,867,118.34

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2006-B Allocable Principal Collections:	$279,258,408.75
3. Principal Allocation Percentage of Series 2006-B Allocable Principal Collections:	$200,949,750.12
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$200,949,750.12
6. Shared Principal Collections from other Series allocated to Series 2006-B:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,809,178.44
8. Available Principal Collections (total of items 5., 6. & 7.):	$204,758,928.56

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$204,758,928.56

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-B.
1. Excess Spread:	$10,867,118.34
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$285,688.38
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$35,332.64
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$342,826.06
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,036,604.59

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-B.
1. Excess Spread:	$10,867,118.34
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$285,688.38
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$35,332.64
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$342,826.06
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,036,604.59

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3184%
b. Prior Monthly Period:	2.4541%
c. Second Prior Monthly Period:	2.5110%
2. Three Month Average Base Rate:	2.4278%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.5931%
b. Prior Monthly Period:	18.7137%
c. Second Prior Monthly Period:	17.3221%
4. Three Month Average Series Adjusted Portfolio Yield:	17.8763%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2007-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	694,846,369.77	500,000,000.00	194,846,369.77
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	14,664,678.35	10,552,460.94	4,112,217.41
Collections of Principal Receivables	199,470,291.96	143,535,535.79	55,934,756.17
Defaulted Amount	3,781,134.01	2,720,841.74	1,060,292.27
Ending Invested Amount / Transferor Amount	695,560,912.94	500,000,000.00	195,560,912.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.3609%	0.4509%	0.6109%
Monthly Interest Due	141,167.64	11,022.98	17,649.38	169,840.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	141,167.64	11,022.98	17,649.38	169,840.00
Investor Default Amount	2,394,340.73	149,646.30	176,854.71	2,720,841.74
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,268,841.70	206,502.61	248,670.76	3,724,015.07

Reallocated Investor Finance Charge Collections				10,178,732.63
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.5621%
Base Rate				2.2885%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	141,167.64	11,022.98	17,649.38	169,840.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	141,167.64	11,022.98	17,649.38	169,840.00
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.32
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.32
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.40
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.40
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,472,366.93
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$17,649.38
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,454,717.55

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,957,284.71
a. Class A Monthly Interest:	$141,167.64
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,394,340.73
e. Excess Spread:	$6,421,776.34
2. Class B Available Funds:	$559,830.29
a. Class B Monthly Interest:	$11,022.98
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$548,807.31
3. Collateral Available Funds:	$661,617.62
a. Excess Spread:	$661,617.62
4. Total Excess Spread:	$7,632,201.27

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2007-1 Allocable Principal Collections:	$199,470,291.96
3. Principal Allocation Percentage of Series 2007-1 Allocable Principal Collections:	$143,535,535.79
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$143,535,535.79
6. Shared Principal Collections from other Series allocated to Series 2007-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,720,841.74
8. Available Principal Collections (total of items 5., 6. & 7.):	$146,256,377.53

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$146,256,377.53

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-1.
1. Excess Spread: `	$7,632,201.27
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$149,646.30
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$17,649.38
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$176,854.71
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,454,717.55

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-1.
1. Excess Spread:	$7,632,201.27
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$149,646.30
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$17,649.38
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$176,854.71
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,454,717.55

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2885%
b. Prior Monthly Period:	2.4241%
c. Second Prior Monthly Period:	2.4810%
2. Three Month Average Base Rate:	2.3979%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.5621%
b. Prior Monthly Period:	18.6838%
c. Second Prior Monthly Period:	17.2949%
4. Three Month Average Series Adjusted Portfolio Yield:	17.8469%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2007-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	694,846,369.77	500,000,000.00	194,846,369.77
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	14,664,678.35	10,552,460.94	4,112,217.41
Collections of Principal Receivables	199,470,291.96	143,535,535.79	55,934,756.17
Defaulted Amount	3,781,134.01	2,720,841.74	1,060,292.27
Ending Invested Amount / Transferor Amount	695,560,912.94	500,000,000.00	195,560,912.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.3909%	0.5209%	0.6909%
Monthly Interest Due	152,900.98	12,734.09	19,960.49	185,595.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	152,900.98	12,734.09	19,960.49	185,595.56
Investor Default Amount	2,394,340.73	149,646.30	176,854.71	2,720,841.74
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,280,575.04	208,213.72	250,981.87	3,739,770.63
Reallocated Investor Finance Charge Collections				10,194,488.19
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.5992%
Base Rate				2.3244%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	152,900.98	12,734.09	19,960.49	185,595.56
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	152,900.98	12,734.09	19,960.49	185,595.56
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.35
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.35
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.46
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.46
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,474,678.05
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$19,960.49
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,454,717.56

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,971,149.61
a. Class A Monthly Interest:	$152,900.98
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,394,340.73
e. Excess Spread:	$6,423,907.90
2. Class B Available Funds:	$560,696.85
a. Class B Monthly Interest:	$12,734.09
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$547,962.76
3. Collateral Available Funds:	$662,641.73
a. Excess Spread:	$662,641.73
4. Total Excess Spread:	$7,634,512.39

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2007-2 Allocable Principal Collections:	$199,470,291.96
3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$143,535,535.79
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$143,535,535.79
6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,720,841.74
8. Available Principal Collections (total of items 5., 6. & 7.):	$146,256,377.53

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$146,256,377.53

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.
1. Excess Spread:	$7,634,512.39
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$149,646.30
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$19,960.49
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$176,854.71
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,454,717.56

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2.
1. Excess Spread:	$7,634,512.39
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$149,646.30
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$19,960.49
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$176,854.71
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,454,717.56

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3244%
b. Prior Monthly Period:	2.4600%
c. Second Prior Monthly Period:	2.5170%
2. Three Month Average Base Rate:	2.4338%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.5992%
b. Prior Monthly Period:	18.7197%
c. Second Prior Monthly Period:	17.3275%
4. Three Month Average Series Adjusted Portfolio Yield:	17.8822%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2007-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	694,846,369.77	500,000,000.00	194,846,369.77
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	14,664,678.35	10,552,460.94	4,112,217.41
Collections of Principal Receivables	199,470,291.96	143,535,535.79	55,934,756.17
Defaulted Amount	3,781,134.01	2,720,841.74	1,060,292.27

Ending Invested Amount / Transferor Amount	695,560,912.94	500,000,000.00	195,560,912.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.3709%	0.4909%	0.6909%
Monthly Interest Due	145,078.76	12,000.76	19,960.49	177,040.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	145,078.76	12,000.76	19,960.49	177,040.01
Investor Default Amount	2,394,340.73	149,646.30	176,854.71	2,720,841.74
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,272,752.82	207,480.39	250,981.87	3,731,215.08

Reallocated Investor Finance Charge Collections				10,185,932.64
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.5791%
Base Rate				2.3049%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	145,078.76	12,000.76	19,960.49	177,040.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	145,078.76	12,000.76	19,960.49	177,040.01
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.33
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.33
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.44
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.44
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,474,678.05
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$19,960.49
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,454,717.56

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,963,620.72
a. Class A Monthly Interest:	$145,078.76
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,394,340.73
e. Excess Spread:	$6,424,201.23
2. Class B Available Funds:	$560,226.30
a. Class B Monthly Interest:	$12,000.76
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$548,225.54
3. Collateral Available Funds:	$662,085.62
a. Excess Spread:	$662,085.62
4. Total Excess Spread:	$7,634,512.39

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2007-5 Allocable Principal Collections:	$199,470,291.96
3. Principal Allocation Percentage of Series 2007-5 Allocable Principal Collections:	$143,535,535.79
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$143,535,535.79
6. Shared Principal Collections from other Series allocated to Series 2007-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,720,841.74
8. Available Principal Collections (total of items 5., 6. & 7.):	$146,256,377.53

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$146,256,377.53

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-5.
1. Excess Spread:	$7,634,512.39
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$149,646.30
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$19,960.49
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$176,854.71
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,454,717.56

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-5.
1. Excess Spread:	$7,634,512.39
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$149,646.30
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$19,960.49
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$176,854.71
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,454,717.56

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3049%
b. Prior Monthly Period:	2.4405%
c. Second Prior Monthly Period:	2.4975%
2. Three Month Average Base Rate:	2.4143%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.5791%
b. Prior Monthly Period:	18.7002%
c. Second Prior Monthly Period:	17.3098%
4. Three Month Average Series Adjusted Portfolio Yield:	17.8630%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-7 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,250,723,465.59	900,000,000.00	350,723,465.59
Beginning Adjusted Invested Amount	N/A	900,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	26,396,421.03	18,994,429.69	7,401,991.34
Collections of Principal Receivables	359,046,525.53	258,363,964.43	100,682,561.10
Defaulted Amount	6,806,041.22	4,897,515.13	1,908,526.09

Ending Invested Amount / Transferor Amount	1,252,009,643.29	900,000,000.00	352,009,643.29

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.3809%	0.5109%	0.7309%
Monthly Interest Due	268,181.76	22,481.36	38,008.88	328,672.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	268,181.76	22,481.36	38,008.88	328,672.00
Investor Default Amount	4,309,813.32	269,363.33	318,338.48	4,897,515.13
Investor Monthly Fees Due	1,320,000.00	82,500.00	97,500.00	1,500,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,897,995.08	374,344.69	453,847.36	6,726,187.13

Reallocated Investor Finance Charge Collections				18,344,678.74
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.5922%
Base Rate				2.3176%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00
Distributions of Interest	268,181.76	22,481.36	38,008.88	328,672.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	268,181.76	22,481.36	38,008.88	328,672.00
Ending Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.34
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.34
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.45
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.45
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$11,656,500.49
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$38,008.88
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,618,491.61

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$16,143,317.29
a. Class A Monthly Interest:	$268,181.76
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,309,813.32
e. Excess Spread:	$11,565,322.21
2. Class B Available Funds:	$1,008,957.33
a. Class B Monthly Interest:	$22,481.36
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$986,475.97
3. Collateral Available Funds:	$1,192,404.12
a. Excess Spread:	$1,192,404.12
4. Total Excess Spread:	$13,744,202.30

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2007-7 Allocable Principal Collections:	$359,046,525.53
3. Principal Allocation Percentage of Series 2007-7 Allocable Principal Collections:	$258,363,964.43
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$258,363,964.43
6. Shared Principal Collections from other Series allocated to Series 2007-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,897,515.13
8. Available Principal Collections (total of items 5., 6. & 7.):	$263,261,479.56

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$58,500,000.00
2. Required Collateral Invested Amount:	$58,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$263,261,479.56

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-7.
1. Excess Spread:	$13,744,202.30
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$269,363.33
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$38,008.88
9. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$318,338.48
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$11,618,491.61

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-7.
1. Excess Spread:	$13,744,202.30
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$269,363.33
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$38,008.88
10. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$318,338.48
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,618,491.61

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3176%
b. Prior Monthly Period:	2.4532%
c. Second Prior Monthly Period:	2.5101%
2. Three Month Average Base Rate:	2.4270%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.5922%
b. Prior Monthly Period:	18.7129%
c. Second Prior Monthly Period:	17.3213%
4. Three Month Average Series Adjusted Portfolio Yield:	17.8754%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2007-8 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,667,631,287.45	1,200,000,000.00	467,631,287.45
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	35,195,228.05	25,325,906.26	9,869,321.79
Collections of Principal Receivables	478,728,700.71	344,485,285.91	134,243,414.80
Defaulted Amount	9,074,721.63	6,530,020.18	2,544,701.45

Ending Invested Amount / Transferor Amount	1,669,346,191.06	1,200,000,000.00	469,346,191.06

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.6409%	1.0409%	1.6409%
Monthly Interest Due	601,629.01	61,068.48	113,771.84	776,469.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	601,629.01	61,068.48	113,771.84	776,469.33
Investor Default Amount	5,746,417.76	359,151.11	424,451.31	6,530,020.18

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,108,046.77	530,219.59	668,223.15	9,306,489.51

Reallocated Investor Finance Charge Collections				24,797,811.66
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9240%
Base Rate				2.6391%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Distributions of Interest	601,629.01	61,068.48	113,771.84	776,469.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	601,629.01	61,068.48	113,771.84	776,469.33
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.57
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.57
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.93
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.93
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$15,605,093.99
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$113,771.84
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,491,322.15

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$21,822,074.26
a. Class A Monthly Interest:	$601,629.01
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,746,417.76
e. Excess Spread:	$15,474,027.49
2. Class B Available Funds:	$1,363,879.64
a. Class B Monthly Interest:	$61,068.48
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,302,811.16
3. Collateral Available Funds:	$1,611,857.76
a. Excess Spread:	$1,611,857.76
4. Total Excess Spread:	$18,388,696.41

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2007-8 Allocable Principal Collections:	$478,728,700.71
3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$344,485,285.91
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$344,485,285.91
6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00
7. Other amounts treated as Available Principal Collections:	$6,530,020.18
8. Available Principal Collections (total of items 5., 6. & 7.):	$351,015,306.09

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$78,000,000.00
2. Required Collateral Invested Amount:	$78,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$351,015,306.09

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.
1. Excess Spread:	$18,388,696.41
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$359,151.11
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$113,771.84
9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$424,451.31
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,491,322.15

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-8.
1. Excess Spread:	$18,388,696.41
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$359,151.11
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$113,771.84
10. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$424,451.31
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,491,322.15

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.6391%
b. Prior Monthly Period:	2.7747%
c. Second Prior Monthly Period:	2.8316%
2. Three Month Average Base Rate:	2.7485%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.9240%
b. Prior Monthly Period:	19.0344%
c. Second Prior Monthly Period:	17.6127%
4. Three Month Average Series Adjusted Portfolio Yield:	18.1904%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2008-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,995,366,626.19	2,875,000,000.00	1,120,366,626.19
Beginning Adjusted Invested Amount	N/A	2,875,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	84,321,900.53	60,676,650.41	23,645,250.12
Collections of Principal Receivables	1,146,954,178.79	825,329,330.83	321,624,847.96
Defaulted Amount	21,741,520.57	15,644,840.01	6,096,680.56

Ending Invested Amount / Transferor Amount	3,999,475,249.41	2,875,000,000.00	1,124,475,249.41

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.7909%	1.6909%	2.8409%
Monthly Interest Due	1,778,736.18	237,671.01	471,911.70	2,488,318.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,778,736.18	237,671.01	471,911.70	2,488,318.89
Investor Default Amount	13,767,459.21	860,466.20	1,016,914.60	15,644,840.01
Investor Monthly Fees Due	4,216,666.67	263,541.67	311,458.33	4,791,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	19,762,862.06	1,361,678.88	1,800,284.63	22,924,825.57

Reallocated Investor Finance Charge Collections				60,039,451.56
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.1812%
Base Rate				2.8883%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,530,000,000.00	158,125,000.00	186,875,000.00	2,875,000,000.00
Distributions of Interest	1,778,736.18	237,671.01	471,911.70	2,488,318.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,778,736.18	237,671.01	471,911.70	2,488,318.89
Ending Certificates Balance	2,530,000,000.00	158,125,000.00	186,875,000.00	2,875,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.70
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.70
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.50
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.50
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$37,586,537.69
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$471,911.70
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$37,114,625.99

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$52,834,717.37
a. Class A Monthly Interest:	$1,778,736.18
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$13,767,459.21
e. Excess Spread:	$37,288,521.98
2. Class B Available Funds:	$3,302,169.84
a. Class B Monthly Interest:	$237,671.01
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$3,064,498.83
3. Collateral Available Funds:	$3,902,564.35
a. Excess Spread:	$3,902,564.35
4. Total Excess Spread:	$44,255,585.16

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2008-1 Allocable Principal Collections:	$1,146,954,178.79
3. Principal Allocation Percentage of Series 2008-1 Allocable Principal Collections:	$825,329,330.83
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$825,329,330.83
6. Shared Principal Collections from other Series allocated to Series 2008-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$15,644,840.01
8. Available Principal Collections (total of items 5., 6. & 7.):	$840,974,170.84

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$186,875,000.00
2. Required Collateral Invested Amount:	$186,875,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$840,974,170.84

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-1.
1. Excess Spread:	$44,255,585.16
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$860,466.20
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$471,911.70
9. Applied to unpaid Monthly Servicing Fee:	$4,791,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$1,016,914.60
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$37,114,625.99

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-1.
1. Excess Spread:	$44,255,585.16
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$860,466.20
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$471,911.70
10. Applied to unpaid Monthly Servicing Fee:	$4,791,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$1,016,914.60
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$37,114,625.99

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.8883%
b. Prior Monthly Period:	3.0239%
c. Second Prior Monthly Period:	3.0808%
2. Three Month Average Base Rate:	2.9976%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.1812%
b. Prior Monthly Period:	19.2835%
c. Second Prior Monthly Period:	17.8385%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4344%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,895,037,827.97	1,363,638,000.00	531,399,827.97
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	39,994,625.32	28,779,473.46	11,215,151.86
Collections of Principal Receivables	544,010,539.99	391,461,021.93	152,549,518.06
Defaulted Amount	10,312,196.05	7,420,486.38	2,891,709.67
Ending Invested Amount / Transferor Amount	1,896,986,584.40	1,363,638,000.00	533,348,584.40

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	1.6009%	4.0909%	5.3409%
Monthly Interest Due	1,707,669.33	272,732.97	420,804.35	2,401,206.65
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,707,669.33	272,732.97	420,804.35	2,401,206.65
Investor Default Amount	6,530,020.18	408,131.70	482,334.50	7,420,486.38
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	10,237,689.51	805,866.34	1,050,867.18	12,094,423.03
Reallocated Investor Finance Charge Collections				29,698,219.33
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.2355%
Base Rate				3.9095%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,707,669.33	272,732.97	420,804.35	2,401,206.65
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,707,669.33	272,732.97	420,804.35	2,401,206.65
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.42
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.42
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.64
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.64
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$18,024,600.65
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$420,804.35
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,603,796.30

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$26,134,401.65
a. Class A Monthly Interest:	$1,707,669.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$6,530,020.18
e. Excess Spread:	$17,896,712.14
2. Class B Available Funds:	$1,633,421.88
a. Class B Monthly Interest:	$272,732.97
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,360,688.91
3. Collateral Available Funds:	$1,930,395.80
a. Excess Spread:	$1,930,395.80
4. Total Excess Spread:	$21,187,796.85

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2008-2 Allocable Principal Collections:	$544,010,539.99
3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections:	$391,461,021.93
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$391,461,021.93
6. Shared Principal Collections from other Series allocated to Series 2008-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$7,420,486.38
8. Available Principal Collections (total of items 5., 6. & 7.):	$398,881,508.31

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$88,637,000.00
2. Required Collateral Invested Amount:	$88,637,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$398,881,508.31

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2.
1. Excess Spread:	$21,187,796.85
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$408,131.70
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$420,804.35
9. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections:	$482,334.50
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,603,796.30

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2.
1. Excess Spread:	$21,187,796.85
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$408,131.70
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$420,804.35
10. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections:	$482,334.50
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$17,603,796.30

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.9095%
b. Prior Monthly Period:	4.0452%
c. Second Prior Monthly Period:	4.1021%
2. Three Month Average Base Rate:	4.0189%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.2355%
b. Prior Monthly Period:	20.3048%
c. Second Prior Monthly Period:	18.7640%
4. Three Month Average Series Adjusted Portfolio Yield:	19.4348%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2008-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	844,872,039.16	607,956,000.00	236,916,039.16
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	17,830,958.39	12,830,863.89	5,000,094.50
Collections of Principal Receivables	242,538,321.64	174,526,580.40	68,011,741.24
Defaulted Amount	4,597,526.22	3,308,304.12	1,289,222.10

Ending Invested Amount / Transferor Amount	845,740,860.78	607,956,000.00	237,784,860.78

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	1.7409%	4.5909%	6.8409%
Monthly Interest Due	827,913.69	136,454.98	240,302.46	1,204,671.13
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	827,913.69	136,454.98	240,302.46	1,204,671.13
Investor Default Amount	2,911,300.66	181,959.01	215,044.45	3,308,304.12
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,630,881.02	374,143.99	521,210.24	5,526,235.25

Reallocated Investor Finance Charge Collections				13,374,603.79
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.4953%
Base Rate				4.1612%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	827,913.69	136,454.98	240,302.46	1,204,671.13
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	827,913.69	136,454.98	240,302.46	1,204,671.13
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.55
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.55
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$4.08
2. The amount of the distribution in respect of Class B Monthly Interest:	$4.08
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$8,088,671.01
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$240,302.46
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,848,368.55

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$11,769,623.18
a. Class A Monthly Interest:	$827,913.69
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,911,300.66
e. Excess Spread:	$8,030,408.83
2. Class B Available Funds:	$735,612.45
a. Class B Monthly Interest:	$136,454.98
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$599,157.47
3. Collateral Available Funds:	$869,368.17
a. Excess Spread:	$869,368.17
4. Total Excess Spread:	$9,498,934.47

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2008-4 Allocable Principal Collections:	$242,538,321.64
3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections:	$174,526,580.40
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$174,526,580.40
6. Shared Principal Collections from other Series allocated to Series 2008-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,308,304.12
8. Available Principal Collections (total of items 5., 6. & 7.):	$177,834,884.52

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$39,518,000.00
2. Required Collateral Invested Amount:	$39,518,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$177,834,884.52

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4.
1. Excess Spread:	$9,498,934.47
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$181,959.01
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$240,302.46
9. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections:	$215,044.45
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,848,368.55

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4.
1. Excess Spread:	$9,498,934.47
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$181,959.01
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$240,302.46
10. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections:	$215,044.45
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,848,368.55

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.1612%
b. Prior Monthly Period:	4.2968%
c. Second Prior Monthly Period:	4.3537%
2. Three Month Average Base Rate:	4.2706%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.4953%
b. Prior Monthly Period:	20.5565%
c. Second Prior Monthly Period:	18.9921%
4. Three Month Average Series Adjusted Portfolio Yield:	19.6813%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2008-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,263,357,162.28	909,091,000.00	354,266,162.28
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	26,663,054.22	19,186,294.54	7,476,759.68
Collections of Principal Receivables	362,673,294.38	260,973,727.55	101,699,566.83
Defaulted Amount	6,874,789.80	4,946,985.48	1,927,804.32

Ending Invested Amount / Transferor Amount	1,264,656,331.81	909,091,000.00	355,565,331.81

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	1.1409%	1.4409%	4.1409%
Monthly Interest Due	811,335.11	64,041.78	217,504.25	1,092,881.14
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	811,335.11	64,041.78	217,504.25	1,092,881.14
Investor Default Amount	4,353,346.79	272,084.17	321,554.52	4,946,985.48
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,498,015.23	419,459.28	637,543.77	7,555,018.28

Reallocated Investor Finance Charge Collections				19,290,869.57
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.5776%
Base Rate				3.2723%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	811,335.11	64,041.78	217,504.25	1,092,881.14
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	811,335.11	64,041.78	217,504.25	1,092,881.14
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.01
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.01
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.28
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.28
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$11,953,355.54
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$217,504.25
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,735,851.29

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$16,975,963.52
a. Class A Monthly Interest:	$811,335.11
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,353,346.79
e. Excess Spread:	$11,811,281.62
2. Class B Available Funds:	$1,060,997.72
a. Class B Monthly Interest:	$64,041.78
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$996,955.94
3. Collateral Available Funds:	$1,253,908.33
a. Excess Spread:	$1,253,908.33
4. Total Excess Spread:	$14,062,145.89

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2008-5 Allocable Principal Collections:	$362,673,294.38
3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections:	$260,973,727.55
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$260,973,727.55
6. Shared Principal Collections from other Series allocated to Series 2008-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,946,985.48
8. Available Principal Collections (total of items 5., 6. & 7.):	$265,920,713.03

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$59,091,000.00
2. Required Collateral Invested Amount:	$59,091,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$265,920,713.03

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5.
1. Excess Spread:	$14,062,145.89
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$272,084.17
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$217,504.25
9. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
10. Collateral Default Amount treated as Available Principal Collections:	$321,554.52
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,735,851.29

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5.
1. Excess Spread:	$14,062,145.89
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$272,084.17
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$217,504.25
10. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
11. Collateral Default Amount treated as Available Principal Collections:	$321,554.52
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$11,735,851.29

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.2723%
b. Prior Monthly Period:	3.4079%
c. Second Prior Monthly Period:	3.4648%
2. Three Month Average Base Rate:	3.3816%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.5776%
b. Prior Monthly Period:	19.6676%
c. Second Prior Monthly Period:	18.1865%
4. Three Month Average Series Adjusted Portfolio Yield:	18.8106%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,131,915,124.50	1,534,091,000.00	597,824,124.50
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	44,993,902.16	32,376,870.71	12,617,031.45
Collections of Principal Receivables	612,011,159.34	440,393,147.29	171,618,012.05
Defaulted Amount	11,601,207.32	8,348,037.66	3,253,169.66

Ending Invested Amount / Transferor Amount	2,134,107,472.99	1,534,091,000.00	600,016,472.99

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	1.5409%	3.3409%	4.8409%
Monthly Interest Due	1,849,128.00	250,570.50	429,083.71	2,528,782.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,849,128.00	250,570.50	429,083.71	2,528,782.21
Investor Default Amount	7,346,272.71	459,142.04	542,622.91	8,348,037.66
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	11,445,400.71	850,337.54	1,137,899.95	13,433,638.20

Reallocated Investor Finance Charge Collections				33,237,886.44
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.1030%
Base Rate				3.7812%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,849,128.00	250,570.50	429,083.71	2,528,782.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,849,128.00	250,570.50	429,083.71	2,528,782.21
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.37
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.37
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.97
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.97
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$20,233,331.95
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$429,083.71
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,804,248.24

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$29,249,338.33
a. Class A Monthly Interest:	$1,849,128.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$7,346,272.71
e. Excess Spread:	$$20,053,937.62
2. Class B Available Funds:	$1,828,083.65
a. Class B Monthly Interest:	$250,570.50
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,577,513.15
3. Collateral Available Funds:	$2,160,464.46
a. Excess Spread:	$2,160,464.46
4. Total Excess Spread:	$23,791,915.23

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2008-6 Allocable Principal Collections:	$612,011,159.34
3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections:	$440,393,147.29
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$440,393,147.29
6. Shared Principal Collections from other Series allocated to Series 2008-6:	$0.00
7. Other amounts treated as Available Principal Collections:	$8,348,037.66
8. Available Principal Collections (total of items 5., 6. & 7.):	$448,741,184.95

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$99,716,000.00
2. Required Collateral Invested Amount:	$99,716,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$448,741,184.95

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account: $0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6.
1. Excess Spread:	$23,791,915.23
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$459,142.04
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$429,083.71
9. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections:	$542,622.91
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$19,804,248.24

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6.
1. Excess Spread:	$23,791,915.23
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$459,142.04
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$429,083.71
10. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections:	$542,622.91
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to	$19,804,248.24
Collateral Interest Holder(s):

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.7812%
b. Prior Monthly Period:	3.9168%
c. Second Prior Monthly Period:	3.9738%
2. Three Month Average Base Rate:	3.8906%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.1030%
b. Prior Monthly Period:	20.1765%
c. Second Prior Monthly Period:	18.6477%
4. Three Month Average Series Adjusted Portfolio Yield:	19.3091%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2008-7 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	829,079,570.87	596,592,000.00	232,487,570.87
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	17,497,659.58	12,591,027.56	4,906,632.02
Collections of Principal Receivables	238,004,760.85	171,264,304.75	66,740,456.10
Defaulted Amount	4,511,588.61	3,246,464.83	1,265,123.78

Ending Invested Amount / Transferor Amount	829,932,152.35	596,592,000.00	233,340,152.35

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	1.6409%	1.4409%	5.0909%
Monthly Interest Due	765,772.00	42,028.06	175,485.83	983,285.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	765,772.00	42,028.06	175,485.83	983,285.89
Investor Default Amount	2,856,883.83	178,557.96	211,023.04	3,246,464.83
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,497,655.83	275,274.35	451,140.54	5,224,070.72

Reallocated Investor Finance Charge Collections				12,925,736.44
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.1028%
Base Rate				3.7810%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	765,772.00	42,028.06	175,485.83	983,285.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	765,772.00	42,028.06	175,485.83	983,285.89
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.46
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.46
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.28
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.28
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,877,151.55
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$175,485.83
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,701,665.72

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$11,374,627.27
a. Class A Monthly Interest:	$765,772.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,856,883.83
e. Excess Spread:	$7,751,971.44
2. Class B Available Funds:	$710,925.04
a. Class B Monthly Interest:	$42,028.06
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$668,896.98
3. Collateral Available Funds:	$840,184.13
a. Excess Spread:	$840,184.13
4. Total Excess Spread:	$9,261,052.55

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2008-7 Allocable Principal Collections:	$238,004,760.85
3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections:	$171,264,304.75
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$171,264,304.75
6. Shared Principal Collections from other Series allocated to Series 2008-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,246,464.83
8. Available Principal Collections (total of items 5., 6. & 7.):	$174,510,769.58

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$38,779,000.00
2. Required Collateral Invested Amount:	$38,779,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$174,510,769.58

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7.
1. Excess Spread:	$9,261,052.55
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$178,557.96
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$175,485.83
9. Applied to unpaid Monthly Servicing Fee:	$994,320.00
10. Collateral Default Amount treated as Available Principal Collections:	$211,023.04
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,701,665.72

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7.
1. Excess Spread:	$9,261,052.55
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$178,557.96
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$175,485.83
10. Applied to unpaid Monthly Servicing Fee:	$994,320.00
11. Collateral Default Amount treated as Available Principal Collections:	$211,023.04
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,701,665.72

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.7810%
b. Prior Monthly Period:	3.9166%
c. Second Prior Monthly Period:	3.9735%
2. Three Month Average Base Rate:	3.8904%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.1028%
b. Prior Monthly Period:	20.1763%
c. Second Prior Monthly Period:	18.6475%
4. Three Month Average Series Adjusted Portfolio Yield:	19.3089%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2008-8 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,026,478,476.06	738,637,000.00	287,841,476.06
Beginning Adjusted Invested Amount	N/A	738,637,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	21,663,748.05	15,589,193.98	6,074,871.87
Collections of Principal Receivables	294,672,276.09	212,041,315.11	82,630,960.98
Defaulted Amount	5,585,770.97	4,019,428.76	1,566,342.21

Ending Invested Amount / Transferor Amount	1,027,534,052.10	738,637,000.00	288,897,052.10

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	3,250,000.00	0.00	0.00	3,250,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	3,250,000.00	0.00	0.00	3,250,000.00
Required Reserve Account Amount	3,250,000.00	0.00	0.00	3,250,000.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	1.4409%	3.5909%	5.5909%
Monthly Interest Due	832,543.11	129,672.83	238,606.41	1,200,822.35
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	832,543.11	129,672.83	238,606.41	1,200,822.35
Investor Default Amount	3,537,094.26	221,068.39	261,266.11	4,019,428.76
Investor Monthly Fees Due	1,083,333.33	67,708.33	80,020.00	1,231,061.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,452,970.70	418,449.55	579,892.52	6,451,312.77

Reallocated Investor Finance Charge Collections				15,986,699.20
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				317.80
Series Adjusted Portfolio Yield				19.0769%
Base Rate				3.7554%
Excess Spread Percentage				15.4918%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	650,000,000.00	40,625,000.00	48,012,000.00	738,637,000.00
Distributions of Interest	832,543.11	129,672.83	238,606.41	1,200,822.35
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	832,543.11	129,672.83	238,606.41	1,200,822.35
Ending Certificates Balance	650,000,000.00	40,625,000.00	48,012,000.00	738,637,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.28
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.28
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.19
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.19
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$9,774,310.64
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$238,606.41
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,535,704.23

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,068,562.84
a. Class A Monthly Interest:	$832,543.11
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,537,094.26
e. Excess Spread:	$9,698,925.47
2. Class B Available Funds:	$879,285.18
a. Class B Monthly Interest:	$129,672.83
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$749,612.35
3. Collateral Available Funds:	$1,039,168.98
a. Excess Spread:	$1,039,168.98
4. Total Excess Spread:	$11,487,706.80

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2008-8 Allocable Principal Collections:	$294,672,276.09
3. Principal Allocation Percentage of Series 2008-8 Allocable Principal Collections:	$212,041,315.11
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$212,041,315.11
6. Shared Principal Collections from other Series allocated to Series 2008-8:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,019,428.76
8. Available Principal Collections (total of items 5., 6. & 7.):	$216,060,743.87

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$48,012,000.00
2. Required Collateral Invested Amount:	$48,012,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$216,060,743.87

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-8.
1. Excess Spread:	$11,487,706.80
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$221,068.39
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$238,606.41
9. Applied to unpaid Monthly Servicing Fee:	$1,231,061.66
10. Collateral Default Amount treated as Available Principal Collections:	$261,266.11
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,535,704.23

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-8.
1. Excess Spread:	$11,487,706.80
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$221,068.39
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$238,606.41
10. Applied to unpaid Monthly Servicing Fee:	$1,231,061.66
11. Collateral Default Amount treated as Available Principal Collections:	$261,266.11
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,535,704.23

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.7554%
b. Prior Monthly Period:	3.8910%
c. Second Prior Monthly Period:	3.9479%
2. Three Month Average Base Rate:	3.8648%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.0769%
b. Prior Monthly Period:	20.1516%
c. Second Prior Monthly Period:	18.6243%
4. Three Month Average Series Adjusted Portfolio Yield:	19.2843%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2008-9 Certificates

A. Investor/Transferor Allocations Interest	Series Allocations	Total Investor	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	868,557,962.21	625,000,000.00	243,557,962.21
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	18,330,847.94	13,190,576.17	5,140,271.77
Collections of Principal Receivables	249,337,864.95	179,419,419.74	69,918,445.21
Defaulted Amount	4,726,417.52	3,401,052.18	1,325,365.34

Ending Invested Amount / Transferor Amount	869,451,141.18	625,000,000.00	244,451,141.18

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	1.9409%	1.4409%	6.0909%
Monthly Interest Due	948,904.00	44,028.72	219,950.61	1,212,883.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	948,904.00	44,028.72	219,950.61	1,212,883.33
Investor Default Amount	2,992,925.92	187,057.87	221,068.39	3,401,052.18
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,858,496.59	288,378.26	508,727.33	5,655,602.18

Reallocated Investor Finance Charge Collections				13,723,999.13
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.4471%
Base Rate				4.1146%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	948,904.00	44,028.72	219,950.61	1,212,883.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	948,904.00	44,028.72	219,950.61	1,212,883.33
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.73
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.73
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.28
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.28
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$8,288,347.55
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$219,950.61
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,068,396.94

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$12,077,119.23
a. Class A Monthly Interest:	$948,904.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,992,925.92
e. Excess Spread:	$8,135,289.31
2. Class B Available Funds:	$754,819.95
a. Class B Monthly Interest:	$44,028.72
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$710,791.23
3. Collateral Available Funds:	$892,059.94
a. Excess Spread:	$892,059.94
4. Total Excess Spread:	$9,738,140.48

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2008-9 Allocable Principal Collections:	$249,337,864.95
3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections:	$179,419,419.74
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$179,419,419.74
6. Shared Principal Collections from other Series allocated to Series 2008-9:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,401,052.18
8. Available Principal Collections (total of items 5., 6. & 7.):	$182,820,471.92

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$40,625,000.00
2. Required Collateral Invested Amount:	$40,625,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$182,820,471.92

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9.
1. Excess Spread:	$9,738,140.48
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$187,057.87
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$219,950.61
9. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$221,068.39
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,068,396.94

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9.
1. Excess Spread:	$9,738,140.48
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$187,057.87
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$219,950.61
10. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$221,068.39
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$8,068,396.94

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.1146%
b. Prior Monthly Period:	4.2502%
c. Second Prior Monthly Period:	4.3071%
2. Three Month Average Base Rate:	4.2239%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	19.4471%
b. Prior Monthly Period:	20.5098%
c. Second Prior Monthly Period:	18.9498%
4. Three Month Average Series Adjusted Portfolio Yield:	19.6356%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2009-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,684,477,142.84	1,212,122,000.00	472,355,142.84
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	35,550,758.51	25,581,740.12	9,969,018.39
Collections of Principal Receivables	483,564,658.47	347,965,161.44	135,599,497.03
Defaulted Amount	9,166,391.44	6,595,984.26	2,570,407.18

Ending Invested Amount / Transferor Amount	1,686,209,369.83	1,212,122,000.00	474,087,369.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	1.6909%	6.3409%	13.8411%
Monthly Interest Due	1,503,057.78	409,917.82	1,714,999.85	3,627,975.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,503,057.78	409,917.82	1,714,999.85	3,627,975.45
Investor Default Amount	5,441,683.48	395,757.31	758,543.47	6,595,984.26
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,611,407.93	926,886.80	2,705,868.32	12,244,163.05

Reallocated Investor Finance Charge Collections				27,891,973.38
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.6863%
Base Rate				4.2838%
Excess Spread Percentage				16.5762%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	1,503,057.78	409,917.82	1,714,999.85	3,627,975.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,503,057.78	409,917.82	1,714,999.85	3,627,975.45
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.50
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.50
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$5.64
2. The amount of the distribution in respect of Class B Monthly Interest:	$5.64
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$17,362,810.18
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest, including Collateral Senior Minimum Monthly Interest:	$1,714,999.85
3. The amount of the distribution in respect of Collateral Additional Interest, including Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,647,810.33

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$23,010,863.08
a. Class A Monthly Interest:	$1,503,057.78
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,441,683.48
e. Excess Spread:	$16,066,121.82
2. Class B Available Funds:	$1,673,511.04
a. Class B Monthly Interest:	$409,917.82
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,263,593.22
3. Collateral Available Funds:	$3,207,599.26
a. Excess Spread:	$3,207,599.26
4. Total Excess Spread:	$20,537,314.30

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2009-1 Allocable Principal Collections:	$483,564,658.47
3. Principal Allocation Percentage of Series 2009-1 Allocable Principal Collections:	$347,965,161.44
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$347,965,161.44
6. Shared Principal Collections from other Series allocated to Series 2009-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$6,595,984.26
8. Available Principal Collections (total of items 5., 6. & 7.):	$354,561,145.70

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$139,395,000.00
2. Required Collateral Invested Amount:	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$354,561,145.70

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-1.
1. Excess Spread:	$20,537,314.30
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$395,757.31
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$619,156.57
9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections:	$758,543.47
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to Collateral Minimum Monthly Interest, excluding amount applied to Collateral Senior Minimum Monthly Interest(s):	$1,095,843.28
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,647,810.33

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.2838%
b. Prior Monthly Period:	4.4190%
c. Second Prior Monthly Period:	4.4766%
2. Three Month Average Base Rate:	4.3931%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	20.6863%
b. Prior Monthly Period:	21.7103%
c. Second Prior Monthly Period:	20.0377%
4. Three Month Average Series Adjusted Portfolio Yield:	20.8114%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
Series 2009-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	2,105,599,902.78	1,515,155,000.00	590,444,902.78
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	44,438,521.46	31,977,227.91	12,461,293.55
Collections of Principal Receivables	604,456,820.44	434,957,169.48	169,499,650.96
Defaulted Amount 11,458,008.21	8,244,993.94	3,213,014.27

Ending Invested Amount / Transferor Amount	2,107,765,190.10	1,515,155,000.00	592,610,190.10

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 — August 15, 2010	1.5909%	3.8409%	5.5909%
Monthly Interest Due	1,767,711.11	310,347.95	489,443.31	2,567,502.37

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,767,711.11	310,347.95	489,443.31	2,567,502.37
Investor Default Amount	6,802,104.35	494,649.03	948,240.56	8,244,993.94
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	10,653,148.79	956,496.98	1,728,108.87	13,337,754.64

Reallocated Investor Finance Charge Collections				32,897,549.82
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.1574%
Base Rate				3.8339%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,767,711.11	310,347.95	489,443.31	2,567,502.37
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,767,711.11	310,347.95	489,443.31	2,567,502.37
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.41
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.41
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.41
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.41
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
	1.	The total amount distributed to the Collateral Interest Holder:	$20,049,238.49
	2.	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$489,443.31
	3.	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
	5.	The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,559,795.18

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections.
	1.	Class A Available Funds:	$27,140,416.18
		a. Class A Monthly Interest:	$1,767,711.11
		b. Class A Outstanding Monthly Interest:	$0.00
		c. Class A Additional Interest:	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections):	$6,802,104.35
		e. Excess Spread:	$18,570,600.72
	2.	Class B Available Funds:	$1,973,651.06
		a. Class B Monthly Interest:	$310,347.95
		b. Class B Outstanding Monthly Interest:	$0.00
		c. Class B Additional Interest:	$0.00
		d. Excess Spread:	$1,663,303.11
	3.	Collateral Available Funds:	$3,783,482.58
		a. Excess Spread:	$3,783,482.58
	4.	Total Excess Spread:	$24,017,386.41

K.	Reallocated Principal Collections.
	1.	Principal Allocation Percentage:	71.9584%
	2.	Series 2009-2 Allocable Principal Collections:	$604,456,820.44
	3.	Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections:	$434,957,169.48
	4.	Reallocated Principal Collections Required to fund the Required Amount:	$0.00
	5.	Item 3 minus item 4:	$434,957,169.48
	6.	Shared Principal Collections from other Series allocated to Series 2009-2:	$0.00
	7.	Other amounts treated as Available Principal Collections:	$8,244,993.94
	8.	Available Principal Collections (total of items 5., 6. & 7.):	$443,202,163.42

L.	Application of Available Principal Collections during Revolving Period.
	1.	Collateral Invested Amount:	$174,255,000.00
	2.	Required Collateral Invested Amount:	$174,255,000.00
	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
	4.	Treated as Shared Principal Collections:	$443,202,163.42

M.	Application of Principal Collections During Accumulation or Amortization Period.
	1.	Principal Funding Account:	$0.00
	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
	3.	Distribution of Principal:	$0.00
	4.	Treated as Shared Principal Collections:	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2.
	1.	Excess Spread:	$24,017,386.41
	2.	Excess Finance Charge Collections:	$0.00
	3.	Applied to fund Class A Required Amount:	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
	5.	Applied to fund overdue Class B Interest:	$0.00
	6.	Applied to fund Class B Required Amount:	$494,649.03
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest:	$489,443.31
	9.	Applied to unpaid Monthly Servicing Fee:	$2,525,258.33
	10.	Collateral Default Amount treated as Available Principal Collections:	$948,240.56
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
	12.	Deposited to Reserve Account:	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s):	$19,559,795.18

O.	Yield and Base Rate.
	1.	Base Rate:
		a. Current Monthly Period:	3.8339%
		b. Prior Monthly Period:	3.9690%
		c. Second Prior Monthly Period:	4.0266%
	2.	Three Month Average Base Rate:	3.9432%
	3.	Series Adjusted Portfolio Yield:
		a. Current Monthly Period:	19.1574%
		b. Prior Monthly Period:	20.2287%
		c. Second Prior Monthly Period:	18.6956%
	4.	Three Month Average Series Adjusted Portfolio Yield:	19.3606%
	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P.	Reassignment Amount
	1.	Adjusted Invested Amount:	$1,515,155,000.00
	2.	Monthly Interest:	$3,600,731.72
	3.	Monthly Interest previously due but not paid:	$0.02
	4.	Additional Interest:	$0.00
	5.	Additional Interest previously due but not paid:	$0.00
	6.	Reassignment Amount:	$1,518,755,731.74

Series 2010-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,431,805,988.32	1,030,304,000.00	401,501,988.32
Beginning Adjusted Invested Amount	N/A	1,030,304,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	30,218,153.53	21,744,485.43	8,473,668.10
Collections of Principal Receivables	411,030,079.38	295,770,473.35	115,259,606.03
Defaulted Amount	7,791,435.00	5,606,588.26	2,184,846.74
Ending Invested Amount / Transferor Amount	1,433,278,381.69	1,030,304,000.00	402,974,381.69

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	July 13, 2010	July 13, 2010	July 13, 2010
Coupon July 15, 2010 - August 15, 2010	0.5909%	0.9409%	1.5409%
Monthly Interest Due	446,488.00	51,704.03	91,730.45	589,922.48
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	446,488.00	51,704.03	91,730.45	589,922.48
Investor Default Amount	4,625,430.96	336,393.99	644,763.31	5,606,588.26
Investor Monthly Fees Due	1,416,666.67	103,030.00	197,476.67	1,717,173.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,488,585.63	491,128.02	933,970.43	7,913,684.08
Reallocated Investor Finance Charge Collections				21,214,326.73
Interest and Principal Funding Investment Proceed				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8363%
Base Rate				2.5541%
Excess Spread Percentage				15.4913%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00
Distributions of Interest	446,488.00	51,704.03	91,730.45	589,922.48
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	446,488.00	51,704.03	91,730.45	589,922.48
Ending Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
	1.	The total amount of the distribution:	$0.53
	2.	The amount of the distribution in respect of Class A Monthly Interest:	$0.53
	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00
	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.84
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.84
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$13,392,373.10
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$91,730.45
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,300,642.65

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$17,501,803.08
a. Class A Monthly Interest:	$446,488.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,625,430.96
e. Excess Spread:	$12,429,884.12
2. Class B Available Funds:	$1,272,854.66
a. Class B Monthly Interest:	$51,704.03
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,221,150.63
3. Collateral Available Funds:	$2,439,668.99
a. Excess Spread:	$2,439,668.99
4. Total Excess Spread:	$16,090,703.74

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2010-1 Allocable Principal Collections:	$411,030,079.38
3. Principal Allocation Percentage of Series 2010-1 Allocable Principal Collections:	$295,770,473.35
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$295,770,473.35
6. Shared Principal Collections from other Series allocated to Series 2010-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$5,606,588.26
8. Available Principal Collections (total of items 5., 6. & 7.):	$301,377,061.61

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$118,486,000.00
2. Required Collateral Invested Amount:	$118,486,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$301,377,061.61

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2010-1.
1. Excess Spread:	$16,090,703.74
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$336,393.99
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$91,730.45
9. Applied to unpaid Monthly Servicing Fee:	$1,717,173.34
10. Collateral Default Amount treated as Available Principal Collections:	$644,763.31
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,300,642.65

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5541%
b. Prior Monthly Period:	2.6893%
c. Second Prior Monthly Period:	2.6921%

2. Three Month Average Base Rate:	2.6452%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.8363%
b. Prior Monthly Period:	18.9490%
c. Second Prior Monthly Period:	17.7091%

4. Three Month Average Series Adjusted Portfolio Yield:	18.1648%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,030,304,000.00
2. Monthly Interest:	$1,155,038.80
3. Monthly Interest previously due but not paid:	$0.00
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,031,459,038.80
Series 2009-D-I Certificates

		Total Investor
	Series Allocations	Interest	Transferors’ Interest
A. Investor/Transferor Allocations
Beginning Invested Amount/Transferor Amount	28,952,858.54	20,834,000.00	8,118,858.54
Beginning Adjusted Invested Amount	N/A	20,834,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	611,047.82	439,699.94	171,347.88
Collections of Principal Receivables	8,311,528.13	5,980,838.71	2,330,689.42
Defaulted Amount	157,552.29	113,372.03	44,180.26

Ending Invested Amount / Transferor Amount	28,982,632.12	20,834,000.00	8,148,632.12

B. Monthly Period Funding Requirements

LIBOR Determination Date			July 13, 2010
Coupon July 15, 2010 - August 15, 2010			19.0909%
Monthly Interest Due			353,547.24
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			353,547.24
Investor Default Amount			113,372.03
Investor Monthly Fees Due			34,723.33
Investor Additional Amounts Due			0.00
Total Due			501,642.60
Investor Finance Charge Collections			439,699.94

C. Certificates — Balances and Distributions
Beginning Certificates Balance			20,834,000.00
Distributions of Interest			353,547.24
Distributions of Principal			0.00
Total Distributions			353,547.24
Ending Certificates Balance			20,834,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-I Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$16.97
(2) The amount of the distribution in respect of Monthly Interest	$16.97
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-I Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-I Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-I Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
Referenced	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2006-2	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00

Series 2009-D-I Invested Amount	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00

G. Application of Investor Finance Charge Collections.
1. Available Funds	$439,699.94
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$113,372.03
d. Monthly Interest	$326,327.91
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread:	$0.00

H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	71.9584%
2. Series 2009-D-I Allocable Principal Collections:	$8,311,528.13
3. Principal Allocation Percentage of Series 2009-D-I Allocable Principal Collections:	$5,980,838.71
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$5,980,838.71
6. Shared Principal Collections from other Series allocated to Series 2009-D-I:	$0.00
7. Other amounts treated as Available Principal Collections:	$113,372.03
8. Available Principal Collections (total of items 5., 6. & 7.):	$6,094,210.74

I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	$6,094,210.74

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-I.
1. Excess Spread:	$0.00
2. Excess Finance Charge Collections:	$61,942.66
3. Applied to fund Required Amount:	$27,219.33
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$34,723.33
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-II Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
	Referenced	Series	portion of	Scheduled	reductions of
	Series	Shortfall	Reallocated	Partial	Scheduled Partial
	Adjusted	Coverage	Principal	Amortization	Amortization
Relating to Referenced Series	Shortfall	Amount	Collections	Amount	Amount
2006-2	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-II:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07
a. Shortfalls in Investor Charge-offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
Series 2009-D-II Certificates

		Total Investor
	Series Allocations	Interest	Transferors’ Interest
A. Investor/Transferor Allocations
Beginning Invested Amount/Transferor Amount	1,654,023,416.15	1,190,208,000.00	463,815,416.15
Beginning Adjusted Invested Amount	N/A	1,190,208,000.00	N/A
Floating Allocation Percentage	N/A	71.9584%	28.0416%
Principal Allocation Percentage	N/A	71.9584%	28.0416%
Collections of Finance Charge Receivables	34,908,034.99	25,119,246.86	9,788,788.13
Collections of Principal Receivables	474,822,274.52	341,674,285.98	133,147,988.54
Defaulted Amount	9,000,671.90	6,476,735.21	2,523,936.69

Ending Invested Amount / Transferor Amount	1,655,724,326.14	1,190,208,000.00	465,516,326.14

B. Monthly Period Funding Requirements

LIBOR Determination Date			July 13, 2010
Coupon July 15, 2010 - August 15, 2010			20.3409%
Monthly Interest Due			21,519,955.12
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			21,519,955.12
Investor Default Amount			6,476,735.21
Investor Monthly Fees Due			1,983,680.00
Investor Additional Amounts Due			0.00
Total Due			29,980,370.33
Investor Finance Charge Collections			25,119,246.86

C. Certificates — Balances and Distributions
Beginning Certificates Balance			1,190,208,000.00
Distributions of Interest			21,519,955.12
Distributions of Principal			66,667,000.00
Total Distributions			88,186,955.12
Ending Certificates Balance			1,123,541,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$74.09
(2) The amount of the distribution in respect of Monthly Interest	$18.08
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$56.01

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
	Amortization	Distributions of	of Investor	Collections		Amortization
Relating to Referenced Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-4	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2005-5	48,125,000.00	0.00	0.00	0.00	0.00	48,125,000.00
2005-7	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2005-8	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2006-1	43,750,000.00	0.00	0.00	0.00	0.00	43,750,000.00
2006-3	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2006-B	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2007-1	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-5	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-6	66,667,000.00	66,667,000.00	0.00	0.00	0.00	0.00
2007-7	60,000,000.00	0.00	0.00	0.00	0.00	60,000,000.00
2007-8	80,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00
2008-1	191,667,000.00	0.00	0.00	0.00	0.00	191,667,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-8	49,242,000.00	0.00	0.00	0.00	0.00	49,242,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00

Series 2009-D-II Invested Amount	1,190,208,000.00	66,667,000.00	0.00	0.00	0.00	1,123,541,000.00

G. Application of Investor Finance Charge Collections.

1. Available Funds	$25,119,246.86
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$6,476,735.21
d. Monthly Interest	$18,642,511.65
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread:	$0.00

H. Reallocated Principal Collections.

1. Principal Allocation Percentage:	71.9584%
2. Series 2009-D-II Allocable Principal Collections:	$474,822,274.52
3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$341,674,285.98
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$341,674,285.98
6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00
7. Other amounts treated as Available Principal Collections:	$6,476,735.21
8. Available Principal Collections (total of items 5., 6. & 7.):	$348,151,021.19

I. Application of Available Principal Collections during Revolving Period.

1. Treated as Shared Principal Collections:	N/A

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$66,667,000.00
3. Treated as Shared Principal Collections:	$281,484,021.19

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.

1. Excess Spread:	$0.00
2. Excess Finance Charge Collections:	$4,861,123.47
3. Applied to fund Required Amount:	$2,877,443.47
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$1,983,680.00
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-I Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
	Referenced	Series	portion of	Scheduled	reductions of
	Series	Shortfall	Reallocated	Partial	Scheduled Partial
	Adjusted	Coverage	Principal	Amortization	Amortization
Relating to Referenced Series	Shortfall	Amount	Collections	Amount	Amount
2004-2	0.00	0.00	0.00	0.00	0.00
2005-2	0.00	0.00	0.00	0.00	0.00
2005-4	0.00	0.00	0.00	0.00	0.00
2005-5	0.00	0.00	0.00	0.00	0.00
2005-7	0.00	0.00	0.00	0.00	0.00
2005-8	0.00	0.00	0.00	0.00	0.00
2006-1	0.00	0.00	0.00	0.00	0.00
2006-3	0.00	0.00	0.00	0.00	0.00
2006-B	0.00	0.00	0.00	0.00	0.00
2007-1	0.00	0.00	0.00	0.00	0.00
2007-2	0.00	0.00	0.00	0.00	0.00
2007-5	0.00	0.00	0.00	0.00	0.00
2007-6	0.00	0.00	0.00	66,667,000.00	0.00
2007-7	0.00	0.00	0.00	0.00	0.00
2007-8	0.00	0.00	0.00	0.00	0.00
2008-1	0.00	0.00	0.00	0.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-4	0.00	0.00	0.00	0.00	0.00
2008-5	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
2008-7	0.00	0.00	0.00	0.00	0.00
2008-8	0.00	0.00	0.00	0.00	0.00
2008-9	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:

1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00